Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	[1]				¥ 6,638
Intangible assets subject to amortization acquired		¥ 262,700	¥ 242,017
Intangible assets not subject to amortization acquired		11,172	28
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value		118,108	21,900	[1]	5,803	[1]
Impairment losses for long-lived assets		31,345	39,358		5,964
Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired		¥ 262,408	¥ 239,460
Weighted average amortization periods of intangible assets subject to amortization, years		6 years	5 years
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value		¥ 28,494
Customer Relationships [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired			¥ 2,200
Weighted average amortization periods of intangible assets subject to amortization, years			22 years
System Software under Development [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value		87,596
Consumer Finance Subsidiary [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for long-lived assets		21,096
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill					¥ 6,638
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Customer Relationships [Member] | Foreign [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value			¥ 11,121
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Consumer Finance Subsidiary [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for long-lived assets		21,096
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Consumer Finance Subsidiary [Member] | Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value		¥ 137,186

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.